Investments Subject to Significant Influence and Equity Income (Summary of Investments Subject to Significant Influence) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 1,402	$ 1,418
Income (loss) from equity investments and subsidiaries	146	129
Equity Method Investment, Summarized Financial Information [Abstract]
Other long-term liabilities	820	825
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	1,402	1,418
Income (loss) from equity investments and subsidiaries	146	129
Equity Method Investee | Emera Inc.
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	10
LIL | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	747	740
Income (loss) from equity investments and subsidiaries	$ 63	58
Percentage of Ownership	31.00%
LIL | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	31.00%
LIL | Equity Method Investee | Class B units | NSP Maritime Link Inc Project
Schedule of Equity Method Investments [Line Items]
100% ownership	100.00%
LIL | Equity Method Investee | Total Units Issued [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	24.50%
NSPML | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 489	501
Income (loss) from equity investments and subsidiaries	$ 46	29
NSPML | Equity Method Investee | NSP Maritime Link Inc Project
Schedule of Equity Method Investments [Line Items]
100% ownership	100.00%
M&NP | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 118	128
Income (loss) from equity investments and subsidiaries	$ 21	21
Percentage of Ownership	12.90%
M&NP | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	12.90%
Lucelec | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 48	49
Income (loss) from equity investments and subsidiaries	$ 4	4
Percentage of Ownership	19.50%
Lucelec | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	19.50%
Bear Swamp
Equity Method Investment, Summarized Financial Information [Abstract]
Other long-term liabilities	$ 81	95	$ 179
Bear Swamp | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	0	0
Income (loss) from equity investments and subsidiaries	$ 12	$ 17
Percentage of Ownership	50.00%
Bear Swamp | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	50.00%
Maritime Link And LIL | Plan, subject to approval
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	49.00%